N-2	Feb. 12, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002094982
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-24158
Document Type	N-2
Investment Company Act Registration	true
Entity Registrant Name	Manulife GA Trust
Entity Address, Address Line One	197 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	663-3000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (%)
Management Fee	0.55
Performance Fee 1	0.00
Other Expenses 2	0.65
Total Annual Operating Expenses	1.20
1
The Fund will pay the Advisor a performance fee if certain targets are met. The Fund may have gains that could result in the payment of a performance fee during certain periods. However, the performance fee is based on the Fund meeting certain targets and will not be paid unless the Fund achieves those targets. The performance fee is described below under “Management of the fund.”
2
Other expenses have been estimated based on the fund’s first year
of operations and include an estimated 0.27% for offering and organizational fees.

Management Fees [Percent]	0.55%
Incentive Fees [Percent]	0.00%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.65%	[2]
Total Annual Expenses [Percent]	1.20%
Expense Example [Table Text Block]
The following example illustrates the expenses that Investors would pay on a $1,000 investment, assuming (i) total annual expenses of 1.20% of net assets in years 1 through 10; (ii) a 5% annual return; and (iii) any distributions are reinvested at net asset value:

	1 Year	3 Years	5 Years	10 Years
Total Expenses	$12	$38	$66	$145

Expense Example, Year 01	$ 12
Expense Example, Years 1 to 3	38
Expense Example, Years 1 to 5	66
Expense Example, Years 1 to 10	$ 145
Purpose of Fee Table , Note [Text Block]
The purpose of the table above is to assist you in understanding the various costs and expenses
you will bear directly or indirectly as an Investor in the
fund. For a more complete description of the various fees and expenses of the fund, see “Management of the fund.”

Other Expenses, Note [Text Block]	Other expenses have been estimated based on the fund’s first year of operations and include an estimated 0.27% for offering and organizational fees.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Principal investment strategies
The fund is organized as a Delaware statutory trust. The fund is a non-diversified, closed-end management investment company.
Under normal market conditions, and subject to the initial “ramp up” period described below, the fund will invest primarily in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund may also make investments and acquire securities in connection with senior loans, including equity co-investments. Equity co-investments in which the fund may invest are typically small investments in a direct or indirect parent company of the borrower. Senior loans do not include commercial mortgage loans (including subordinated real estate mezzanine financing). The fund will only invest in loans and commitments that are determined to be below investment-grade, also called junk bonds (i.e., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated). The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund may invest in senior loans indirectly through investments in affiliated and unaffiliated underlying funds that invest primarily in senior loans, including, but not limited to, closed-end investment companies, business development companies, private funds (other than affiliated private funds), and exchange-traded funds. It is expected that such funds would mainly be used during the ramp up period discussed below to gain exposure to senior loans. However, such funds may also be used thereafter in the Advisor’s discretion for purposes of investing excess cash when attractive senior loan investments are not available at the time of investment in such funds.
The fund does not expect to be able to achieve its target allocations until it has completed a ramp up period, which is anticipated to conclude within approximately 18 months following the fund’s commencement of operations. The fund will consider its ramp up period to end after it has acquired a broad portfolio of senior loan investments consistent with its investment objective and policies. The need for a significant ramp up period reflects the anticipated timing of deal flow for attractive and appropriate senior loan investments. Prior to the completion of ramp up period, the fund may invest a significant portion, and potentially up to 100%, of its assets in cash and cash equivalents pending the identification and funding of suitable senior loan investments. As noted above, the fund may also invest in underlying funds during this period to gain exposure to senior loans.
The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties (subject to customary exceptions), including a pledge of the equity of the borrower and its subsidiaries. While real property is not a primary source of collateral, occasionally mortgages are part of the collateral package if the borrower owns particularly valuable real property. The fund may also invest in subordinated debt obligations to the extent permitted by the fund’s investment restrictions.
The Advisor undertakes a comprehensive due diligence process, which includes a credit review and internal loan rating process as well as review of loan terms and collateral. The Advisor does not intend to cause the fund to borrow money or leverage its investments for the purpose of funding investments, other than in instances of short-term liquidity needs, and paying fund expenses.
The fund’s investments may also include original-issue-discount instruments and contractual “payment-in-kind,” or PIK, interest arrangements.

Risk Factors [Table Text Block]
Risk factors
Investments in the fund involve a high degree of risk. There can be no assurance that the fund’s investment objectives will be achieved, or that a shareholder will receive a return of its capital. In addition, there will be occasions when the Advisor and its affiliates may encounter potential conflicts of interest in connection with the fund. The following considerations should be carefully evaluated before making an investment in the fund’s shares. If any of those risks actually occurs, the fund’s business, financial condition and results of operations could be materially and adversely affected, and you may lose all or part of your investment.
Risks associated with the fund’s investments
Senior loans risk
The fund may be subject to greater levels of credit risk, call (or “prepayment”) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans typically represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds; however, senior loans are different from traditional high yield bonds in that they are typically senior to other obligations of the borrower and generally secured by the assets of the borrower. “Senior loans” may include second lien loans. While second lien loans are by nature subordinate to a primary lien, they are prioritized, and therefore senior, to junior and unsecured debt, such as structured notes and corporate bonds. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. In addition, the senior loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities.
Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular or no trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund.
Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan. Because of the risks involved in investing in senior loans, an investment in the fund should be considered speculative. Junior loans, which are secured, and unsecured subordinated loans, second lien loans and subordinate bridge loans, involve a higher degree of overall risk than senior loans of the same borrower due to the junior loan’s lower place in the borrower’s capital structure and, in some cases, their unsecured status.
Loans and other indebtedness; loan participations and assignments risk
Loan interests may take the form of (i) direct interests acquired during a primary distribution or (ii) assignments of, novations of or participations in all or a portion of a loan acquired in secondary markets. In addition to credit risk and interest rate risk, the fund’s exposure to loan interests may be subject to additional risks. For example, purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of the loan. If the fund does not receive scheduled interest or principal payments on such indebtedness, the fund’s share price and yield could be adversely affected. Loans that are fully secured offer the fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the fund could become part owner of any collateral if a loan is foreclosed, subjecting the fund to costs associated with owning and disposing of the collateral.
Investments in loans through a purchase of a loan or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the fund. For example, if a loan is foreclosed, the fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender, assignments may be arranged through private negotiations and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Certain loan participations may be structured in a manner designed to prevent purchasers of participations from being subject to the credit risk of the lender with respect to the participation, but even under such a structure, in the event of the lender’s insolvency, the lender's servicing of the participation may be delayed and the assignability of the participation impaired.
The fund may have difficulty disposing of loans and loan participations because to do so it will have to assign or sell such securities to a third party.
Because there is no liquid market for many such securities, the fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the fund to assign a value to these securities for purposes of valuing the fund’s portfolio.
To the extent the fund acquires loans, including bank loans, the fund may be subject to greater levels of credit risk, call (or “prepayment”) risk, settlement risk and liquidity risk than funds that do not invest in such securities. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities.
Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the fund may incur such costs in connection with loan transactions that are pursued by the fund but not ultimately consummated (so-called “broken deal costs”).
Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments.
These factors may result in the fund being unable to realize full value for the loans and/or may result in the fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the fund. Some loans may have extended trade settlement periods, including settlement periods of greater than 7 days, which may result in cash not being immediately available to the fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of the risks involved in investing in loans, an investment in the fund should be considered speculative.
The fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral.
Loans may not be considered “securities,” and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Because there is limited public information available regarding loan investments, the fund is particularly dependent on the analytical abilities of the fund’s portfolio managers. These issues may be particularly pronounced with respect to loans made to individuals.
Economic exposure to loan interests through the use of derivative transactions may involve greater risks than if the fund had invested in the loan interest directly during a primary distribution, through direct originations, or through assignments of, novations of or participations in a loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.
Subordinated liens on collateral risk
Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then, to the extent not repaid from the proceeds of the sale of the collateral, the fund will only have an unsecured claim against the company's remaining assets, if any.
The rights the fund may have with respect to the collateral securing the debt investments it makes with senior debt outstanding may also be limited pursuant to the terms of one or more inter-creditor agreements that the fund enters into with the holders of senior debt. Under such an inter-creditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The fund may not have the ability to control or direct such actions, even if its rights are adversely affected.
Illiquid and restricted securities risk
Certain securities are considered illiquid or restricted due to a limited trading market, legal or contractual restrictions on resale or transfer, or are otherwise illiquid because they cannot be sold or disposed of in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Securities that have limitations on their resale are referred to as “restricted securities.” Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask price. Illiquidity may have an adverse impact on market price and the fund’s ability to sell particular securities when necessary to meet the fund’s liquidity needs or in response to a specific economic event. The fund may incur additional expense when disposing of illiquid or restricted securities, including all or a portion of the cost to register the securities.
Delayed funding loans and revolving credit facilities
The fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.
Variable and floating rate instruments risk
The fund may invest in floating rate debt instruments, including senior loans. Variable and floating rate instruments are instruments that pay interest at rates that adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). In addition to senior loans, variable and floating rate instruments may include, without limitation, instruments such as catastrophe and other event-linked bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-related and other asset-backed securities. Due to their variable or floating rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable or floating rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a variable or floating rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.
Changing distribution levels and return of capital risk
There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Interest-rate risk.

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security.
In response to certain economic conditions, including periods of high inflation, governmental authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. The fund may be subject to heightened interest rate risk when the Federal Reserve
Board (Fed) raises interest rates. Recent and potential future changes in government monetary policy may affect interest rates. It is difficult to accurately predict the timing, frequency or magnitude of potential interest rate increases or decreases by the Fed and the evaluation of macro-economic and other conditions that could cause a change in approach in the future. If the Fed and other central banks increase the federal funds rate and equivalent rates, such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
In certain market conditions, governmental authorities and regulators may considerably lower interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Credit quality risk.

Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.
Prepayment of principal risk.

Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Liquidity risk
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
Lower-rated and high-yield fixed-income securities risk
Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody’s Investors Service, Inc.
and BB and below by S&P Global Ratings and Fitch Ratings, as applicable) (also called junk bonds). The general risks of investing in these securities are as follows:
Risk to principal and income.

Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made.
Issuers of these securities may even go into default or become bankrupt.
Price volatility.

The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity.

The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on manager’s own credit analysis.

While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.
Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors
Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.
Inflation/Deflation risk
Inflation risk is the risk that the value of assets or income from the fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the credit of an investment and may make default more likely, which may result in a decline in the value of the fund’s portfolio.
Senior debt risk
Because it may invest in below-investment grade senior debt, the fund may be subject to greater levels of credit risk than funds that do not invest in such debt. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities or instruments. Additionally, if the issuer of senior debt prepays, the fund will have to consider reinvesting the proceeds in other senior debt or similar instruments that may pay lower interest rates.
Valuation risk
Investments are valued (at least) at the end of each calendar month. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value. The Board has designated the Advisor as the valuation designee to perform fair value functions for the fund in accordance with the Advisor’s valuation policies and procedures. In accordance with these policies and procedures, the Advisor values the fund’s investments at fair value as determined in good faith when market quotations are not readily available or are deemed to be unreliable. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. In connection with that determination, recommended portfolio valuations will be prepared in accordance with the Advisor’s valuation policy using valuations obtained from independent valuation firms and/or proprietary models depending on the availability of information on the fund’s assets and on the type of asset being valued. The Advisor, as valuation designee, is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters.
Because fair values, and particularly fair values of private securities and private companies, are inherently uncertain, they may fluctuate over short periods of time and are often based to a large extent on estimates, comparisons and qualitative evaluations of private information. The Advisor’s determinations of fair value may differ materially from the values that would have been determined if a ready market for these securities existed. This could make it more difficult for Investors to value accurately the fund’s portfolio investments and could lead to undervaluation or overvaluation of the fund’s interests. In addition, the valuation of these types of securities may result in substantial write-downs and earnings volatility.
Net asset value as of a particular date may be materially greater than or less than the value that would be realized if assets were to be liquidated as of such date. For example, if the fund were required to sell a certain asset or all or a substantial portion of its assets on a particular date, the actual price that the fund would realize upon the disposition of such asset or assets could be materially less than the value of such asset or assets as reflected in the fund’s net asset value. Volatile market conditions could also cause reduced liquidity in the market for certain assets, which could result in liquidation values that are materially less than the values of such assets as reflected in net asset value.
Equity securities risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, irregular and/or unexpected trading activity among retail investors, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.
Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.
The fund generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.
Growth investment style risk.

Certain equity securities (generally referred to as growth securities) are purchased primarily because a manager believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.
Value investment style risk.

Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the manager believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the manager to be underpriced or that the market may never come to recognize their fundamental value. A value security may not increase in price, as anticipated by the manager investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value securities also carries the risk that in certain markets, value securities will underperform growth securities. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to economic, political or regulatory conditions in foreign countries.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; bank failures; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.
Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
In response to certain economic conditions, including periods of high inflation, governmental authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. The fund may be subject to heightened interest rate risk when the Federal Reserve
Board (Fed) raises interest rates. Recent and potential future changes in government monetary policy may affect interest rates. It is difficult to accurately predict the timing, frequency or magnitude of potential interest rate increases or decreases by the Fed and the evaluation of macro-economic and other conditions that could cause a change in approach in the future. If the Fed and other central banks increase the federal funds rate and equivalent rates, such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly.
In addition, if the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The imposition by the U.S. of import tariffs on goods from foreign countries and reciprocal tariffs levied on U.S. goods may lead to price volatility and instability in U.S. and global investment markets. Among other effects, tariffs may increase the cost of production for certain goods or reduce demand for products, which could affect the performance of the fund’s investments. It is not known whether, or to what extent, any tariff or other trade protections may affect the fund or its investments.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU, as the United Kingdom (UK) did in January of
2020 (commonly referred to as “Brexit”), or the EU dissolves, the global securities markets likely will be significantly disrupted.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of
Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead
Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support
Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Investment Companies
The fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds, ETFs, and BDCs). When making such an investment, the fund will be indirectly exposed to all the risks of such investment companies. In general, the investing funds will bear a pro rata portion of the other investment company’s fees and expenses, which will reduce the total return in the investing funds. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange and may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or at discounts to their NAVs. Others are continuously offered at NAV, but also may be traded in the secondary market.
In addition, the fund may invest in private investment funds, vehicles, or structures.
Exchange-Traded Funds.

The fund may invest in ETFs, which are a type of security bought and sold on a securities exchange. The fund could purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning shares of an ETF include the risks of directly owning the underlying securities and other instruments the ETF holds. A lack of liquidity in an ETF (e.g., absence of an active trading market) could result in the
ETF being more volatile than its underlying securities. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in the ETF’s shares trading at a significant premium or discount to its NAV. An ETF has its own fees and expenses, which are indirectly borne by the fund. The fund may also incur brokerage and other related costs when it purchases and sells ETFs. Also, in the case of passively-managed
ETFs, there is a risk that an ETF may fail to closely track the index or market segment that it is designed to track due to delays in the ETF’s implementation of changes to the composition of the index or other factors.
Business Development Companies.

A BDC is a less-common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs typically invest in and lend to small- and medium-sized private and certain public companies that may not have access to public equity markets to raise capital. BDCs invest in such diverse industries as health care, chemical and manufacturing, technology and service companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly traded companies. BDCs are unique in that at least 70% of their investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments issued by such portfolio companies, there is a
risk
that the issuer may default on its payments or declare bankruptcy.
Risks related to the fund’s business and structure
Non-diversified risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. If a fund is not diversified within the meaning of the Investment Company Act of 1940, as amended, that means it is allowed to invest a large portion of assets in any one issuer or a small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are diversified.
Price declines in the corporate leveraged loan market
Conditions in the medium- and large-sized U.S. corporate debt market may experience disruption or deterioration in the future, which may cause pricing levels to decline or be volatile. As a result, the fund’s net asset value could decline through an increase in unrealized depreciation and incurrence of realized losses in connection with the sale of investments, which could have a material adverse impact on the fund’s business, financial condition and results of operations.
Competition for investments
A large number of entities, including private equity funds, commercial financing companies, registered investment companies, business development companies, and insurance companies, will compete with the fund to make the types of investments that it intends to target as a focus of its business strategy. Certain of these competitors may be substantially larger, have considerably greater financial, technical and marketing resources than the fund will have and offer a wider array of financial services. For example, some competitors may have a lower cost of funds or access to funding sources that are not available to the fund. The fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. There may be intense competition for financings or investments of the type the fund intends to make, and such competition may result in less favorable financing or investment terms than might otherwise exist. Furthermore, many of the fund’s competitors are not subject to the regulatory restrictions that the 1940
Act imposes on registered investment companies or the source of income, asset diversification and distribution requirements that funds must satisfy to maintain RIC status. There can be no assurance that there will be a sufficient number of attractive potential investments available to the fund to achieve target returns. In addition, some of the fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships. The competitive pressures the fund faces may have a material adverse effect on business, financial condition, results of operations and cash flows.
Broad authority for board action
The Board has the authority to modify or waive certain operating policies and strategies without prior notice (except as required by the 1940 Act) and without shareholder approval. The fund cannot predict the effect any changes to current operating policies and strategies would have on business, operating results and value of shares. Nevertheless, the effects may adversely affect business and impact the ability to make distributions.
Changes in law or regulation
Changes in the state and U.S. federal laws applicable to the fund, including changes to state and U.S. federal tax laws, or applicable to the Advisor and other securities in which the fund may invest, may negatively affect the fund’s returns. The fund may need to modify its investment strategy in the future in order to satisfy new regulatory requirements or to compete in a changed business environment.
Regulatory limitations on the use of futures and related options, interest rate floors, caps and collars and interest rate and currency swap contracts
The CFTC has adopted regulations that subject registered investment companies and/or their investment advisors to regulation by the CFTC if the registered investment company invests more than a prescribed level of its NAV in commodity futures, options on commodities or commodity futures, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) (“commodity interests”), or if the registered investment company markets itself as providing investment exposure to such commodity interests.
The Advisor has claimed an exclusion from CPO registration pursuant to CFTC Rule 4.5 with respect to the fund. To remain eligible for this exclusion, the fund must comply with certain limitations, including limits on trading in commodity interests, and restrictions on the manner in which the fund markets its commodity interests trading activities. These limitations may restrict the fund’s ability to pursue its investment strategy, increase the costs of implementing its strategy, increase its expenses and/or adversely affect its total return.
Legislative or other actions relating to taxes could have a negative effect
Legislative or other actions relating to taxes could have a negative effect on the fund. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Recently enacted tax reform legislation makes many changes to the Internal Revenue Code, including, among other things, significant changes to the taxation of business entities, the deductibility of interest expense, and the tax treatment of capital investment. The fund cannot predict with certainty how these or any other changes in the tax laws might affect the fund, investors, or the fund’s portfolio investments. Any additional new legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting the recent tax reform legislation or any other new legislation could significantly and negatively affect the fund’s ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to the fund and its investors of any such qualification, or could have other adverse consequences. Investors are urged to consult with their tax advisor regarding tax legislative, regulatory, or administrative developments and proposals and their potential effect on an investment in the fund’s securities.
Reliance on personnel
The fund’s success depends upon the diligence, skill and network of business contacts of the Advisor investment professionals. They will evaluate, negotiate, structure, close and monitor the fund’s investments in accordance with the terms of the Investment Advisory Agreement. There can be no assurance that the Advisor personnel will continue to be associated with the Advisor throughout the life of the fund. Advisor personnel, and any investment professionals that the Advisor may subsequently retain, will identify, evaluate, negotiate, structure, close, monitor and manage the fund’s investments. The fund’s future success will depend to a significant extent on the continued service and coordination of Advisor personnel. If the Advisor does not maintain its existing relationships with sources of investment opportunities and does not develop new relationships with other sources of investment opportunities, the Advisor may not be able to grow the fund’s investment portfolio. In addition, individuals with whom Advisor personnel have relationships are not obligated to provide the fund with investment opportunities. Therefore, the fund and the Advisor can offer no assurance that such relationships will generate investment opportunities for the fund.
The fund’s ability to achieve its investment objective will also depend on the Advisor’s ability to manage the fund and to grow its investments and earnings. This will depend, in turn, on the Advisor’s ability to identify, invest in and monitor portfolio companies that meet the fund’s investment criteria.
The achievement of the fund’s investment objective will depend upon the Advisor’s execution of the fund’s investment process, its ability to provide competent, attentive and efficient services, and, to a lesser extent, the fund’s access to financing on acceptable terms. The Advisor’s team of investment professionals will have substantial responsibilities in connection with the management of other investment funds, accounts and investment vehicles.
The personnel of the Advisor may be called upon to provide managerial assistance to portfolio companies. These activities may distract them from servicing new investment opportunities for the fund, or slow the fund’s rate of investment. Any failure to manage the fund’s business and future growth effectively could have a material adverse effect on business, financial condition, results of operations and cash flows.
Resignation of the investment advisor
Generally, the Advisor has the right, under the Investment Advisory Agreement, to resign at any time upon not less than 60 days’ written notice, regardless of whether the fund has found a replacement. If the Advisor resigns, the fund may not be able to find a new investment advisor or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 or 120 days, as applicable, or at all. If the fund is unable to do so quickly, operations are likely to experience a disruption, and the fund’s financial condition, business and results of operations as well as its ability to pay distributions are likely to be adversely affected, and the value of its shares may decline.
No assurance of cash distributions
Subject to the Board’s discretion and applicable legal restrictions, the fund expects to declare and pay distributions at least semi-annually. The fund expects to pay these distributions out of assets legally available for distribution. However, there are no assurances that the fund will achieve investment results that will allow it to make a targeted level of cash distributions or year-to-year increases in cash distributions. All distributions that are made will be at the discretion of the Board and will depend on the fund’s earnings, financial condition, maintenance of RIC status and other factors as the Board may deem to be relevant. The fund’s ability to pay distributions might be adversely affected by the impact of the risks described herein. There can be no assurances that the fund will pay distributions to shareholders in the future.
In certain cases, the fund may recognize income before or without receiving the accompanying cash. Depending on the amount of noncash income, this could result in difficulty satisfying the annual distribution requirement applicable to RICs. Accordingly, the fund may have to sell some investments at times the fund would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet these distribution requirements.
Limited liquidity
There is currently no public market for the fund’s shares, and a market for the fund’s shares will never develop. The fund’s shares are not registered under the 1933 Act, or any state securities law and are restricted as to transfer by law and the terms of the charter. Shareholders generally may not sell, assign or transfer shares without prior written consent of the Advisor, which the Advisor may grant or withhold in its sole discretion. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their shares. Shareholders must be prepared to bear the economic risk of an investment in the fund’s shares for an indefinite period of time.
Preferred stock could be issued
Under the terms of the Fund Agreement, the Board is authorized, to the fullest extent permitted by the 1940 Act, to authorize the fund to issue shares of preferred stock in one or more classes or series without shareholder approval. The Board, subject to the terms of any class or series of stock outstanding at the time, is required to set the preferences, conversion, and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series, including preferred stock with terms that might adversely affect the interest of existing shareholders.
Natural disasters, adverse weather conditions, and climate change
Certain areas of the world may be exposed to adverse weather conditions, such as major natural disasters and other extreme weather events, including hurricanes, earthquakes, typhoons, floods, tidal waves, tsunamis, volcanic eruptions, wildfires, droughts, windstorms, coastal storm surges, heat waves, and rising sea levels, among others. Some countries and regions may not have the infrastructure or resources to respond to natural disasters, making them more economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on the fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions also may have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.
Climate change, which is the result of a change in global or regional climate patterns, may increase the frequency and intensity of such adverse weather conditions, resulting in increased economic impact, and may pose long-term risks to a fund’s investments. The future impact of climate change is difficult to predict but may include changes in demand for certain goods and services, supply chain disruption, changes in production costs, increased legislation, regulation, international accords and compliance-related costs, changes in property and security values, availability of natural resources and displacement of peoples.
Legal, technological, political and scientific developments regarding climate change may create new opportunities or risks for issuers in which the fund invests. These developments may create demand for new products or services, including, but not limited to, increased demand for goods that result in lower emissions, increased demand for generation and transmission of energy from alternative energy sources and increased competition to develop innovative new products and technologies. These developments may also decrease demand for existing products or services, including, but not limited to, decreased demand for goods that produce significant greenhouse gas emissions and decreased demand for services related to carbon based energy sources, such as drilling services or equipment maintenance services.
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices
(such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Risks related to RICs
The fund will be subject to
corporate
-level U.S. federal income
tax
if it is unable to qualify as a RIC
Although the fund intends to qualify and elect to be treated as a RIC as soon as practicable, no assurance can be given that it will be able to qualify for and maintain qualification as a RIC. To obtain and maintain qualification as a RIC, the fund must meet the following source-of-income, asset diversification, and distribution requirements.
The income source requirement will be satisfied if the fund obtains at least 90% of gross income for each year from dividends, interest, foreign currency, payments with respect to loans of certain securities, gains from the sale of stock or other securities, net income from certain “qualified publicly traded partnerships,” or similar sources.
The asset diversification requirement will be satisfied if the fund meets certain asset diversification requirements at the end of each quarter of its taxable year. Failure to meet those requirements may result in the fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of its investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses. The fund may have difficulty satisfying the diversification requirement during its ramp-up phase until it has a portfolio of investments.
The annual distribution requirement will be satisfied if the fund distributes to shareholders on an annual basis at least 90% of net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses and 90% of its net exempt interest income, if any. Because the fund may use debt financing, it is subject to certain asset coverage ratio requirements under the 1940 Act and financial covenants under loan and credit agreements that could, under certain circumstances, restrict the fund from making distributions necessary to satisfy the distribution requirement. If the fund is unable to obtain cash from other sources, it could fail to qualify as a RIC.
If the fund fails to qualify as a RIC for any reason and therefore becomes subject to corporate income tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of distributions.
The fund may have difficulty paying its required distributions if it recognizes income before or without receiving cash representing such income
For U.S. federal income tax purposes, the fund will include in its taxable income certain amounts that it has not yet received in cash, such as original issue discount, which may arise if it receives warrants in connection with the origination of a loan or possibly in other circumstances, or contractual
“payment-in-kind,” or PIK, interest, which represents contractual interest added to the loan balance and due at the end of the loan term. Such original issue discount or increases in loan balances as a result of contractual PIK arrangements will be included in the fund’s taxable income before it receives any corresponding cash payments. The fund also may be required to include in taxable income certain other amounts that it will not receive in cash.
Since, in certain cases, it may recognize taxable income before or without receiving corresponding cash payments, it may have difficulty meeting the annual distribution requirement necessary to maintain its qualification as a RIC. Accordingly, to satisfy RIC distribution requirements, it may have to sell some investments at times or at prices it would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities. If the fund is not able to obtain cash from other sources, it may fail to qualify for tax treatment as a RIC and thus become subject to corporate-level U.S. federal income tax.
The fund’s investments may include original-issue-discount instruments and contractual PIK-interest arrangements. To the extent original issue discount or PIK-interest constitutes a portion of the fund’s income, the fund is exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following:
●
The higher interest rates of original issue discount and PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and original issue discount and PIK instruments generally represent a significantly higher credit risk than coupon loans.
●
Even if the accounting conditions for income accrual are met, the borrower could still default when actual collection is supposed to occur at the maturity of the obligation.
●
Original issue discount and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Original issue discount and PIK income may also create uncertainty about the source of cash distributions.
●
To the extent the fund provides loans with interest-only payments or moderate loan amortization, the majority of the principal payment or amortization of principal may be deferred until loan maturity. Because this debt generally allows the borrower to make a large lump-sum payment of principal at the end of the loan term, there is a risk of loss if the borrower is unable to pay the lump sum or refinance the amount owed at maturity.
●
For accounting purposes, any cash distributions to shareholders representing original issue discount and PIK-income are not treated as coming from paid-in capital, even though the cash to pay them comes from offering proceeds. As a result, despite the fact that a distribution representing original issue discount and PIK-income could be paid out of amounts invested by shareholders, the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.
●
An election to defer PIK interest payments by adding them to principal increases the fund’s gross assets and, thus, increases future base management fees to the Advisor and, because interest payments will then be payable on a larger principal amount, the PIK election also increases the Advisor’s future income incentive fees at a compounding rate.
●
Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash.
●
The deferral of interest on a PIK loan increases its loan-to-value ratio, which is a measure of the riskiness of a loan.
●
OID creates the risk of non-refundable cash payments to the Advisor based on non-cash accruals that may never be realized.
●
The required recognition of OID, including PIK, interest for U.S. federal income tax purposes may have a negative impact on liquidity, because it represents a non-cash component of the fund’s taxable income that must, nevertheless, be distributed to investors to avoid it being subject to corporate level taxation.
●
Use of PIK and OID securities may provide certain benefits to the fund's advisor including increasing management fees and incentive compensation.
●
The fund may be required under the tax laws to make distributions of OID income to shareholders without receiving any cash. Such required cash distributions may have to be paid from offering proceeds of the sale of fund assets.
Distribution and asset coverage ratio requirements may impact fund’s ability to grow
In order for the fund to obtain and maintain RIC tax treatment, among other things, it is required to distribute at least 90% of the sum of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses and 90% of its net exempt interest income, if any. As a result, these earnings will not be available to fund new investments, and the fund will need additional capital to fund growth in its investment portfolio. If the fund fails to obtain additional capital, it could be forced to curtail or cease new investment activities, which could adversely affect business, operations and results.
Unrealized depreciation on the fund’s loan portfolio may be an indication of future realized losses and reduction in income available for distribution
As a registered closed-end management investment company, the fund is required to carry investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Advisor as the Board’s valuation designee. Decreases in the market values or fair values of the fund’s investments are recorded as unrealized depreciation. Any unrealized losses in the fund’s portfolio could be an indication of an issuer’s inability to meet its repayment obligations with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of income available for distribution or to make payments on other obligations in future periods.
If the fund’s distributions exceed the fund’s taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to shareholders. However, a return of capital distribution will reduce a shareholder’s cost basis in shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those shares are sold or otherwise disposed of.
Limits on transactions with affiliates
The fund is prohibited under the 1940 Act from participating in certain transactions with certain affiliates without the prior approval of a majority of the independent members of the Board and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the fund’s outstanding voting securities will be its affiliate for purposes of the 1940 Act, and the fund will generally be prohibited from buying or selling any securities from or to such affiliate, absent the prior approval of the Board. The 1940 Act also prohibits certain “joint” transactions with certain affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the Board and, in some cases, the
SEC. If a person acquires more than 25% of the fund’s voting securities, the fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons absent the prior approval of the SEC. Similar restrictions limit the fund’s ability to transact business with its officers or trustees or their affiliates. The fund has received an exemptive order from the
SEC that allows it, subject to the satisfaction of certain conditions, to enter into transactions with certain affiliates. These restrictions may limit the scope of investment opportunities that would otherwise be available.
Payments to financial intermediaries
The Advisor or its affiliates have arrangements with a number of financial intermediaries who present commercial real estate loan investment opportunities. Typically, these arrangements result in the referring institution being paid an ongoing sub-servicing fee for the duration of the loan. In these circumstances, the fund and other participating accounts investing in the loan are each obligated to pay (or reimburse to the Advisor or its affiliates) their pro rata portion of the ongoing fee. These arrangements result in others being compensated for a portion of loan servicing activities for which the Advisor receives servicing compensation from its clients. However, the Advisor believes these arrangements are beneficial in generating investment opportunities which would not otherwise be made available to clients or the Advisor’s affiliates.
Risks related to the investment advisor
Conflicts related to obligations the advisor has to other clients
Certain Advisor personnel serve, or may serve, as officers, trustees, members, or principals of entities that operate in the same or a related line of business as the fund does, or of investment funds, accounts, or investment vehicles managed by the Advisor or affiliates of the Advisor. Similarly, the
Advisor may have other clients with similar, different or competing investment objectives. In serving in these multiple capacities, the Advisor and certain personnel may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the best interests of the fund or its shareholders. In addition, in accordance with its obligations under the 1940 Act, the Advisor intends to agree to allow certain shareholders the opportunity to participate in certain investment opportunities that the fund may decide to participate in. The Advisor intends to allocate any investment opportunities in a fair and equitable manner; however, there is no assurance that that the fund will be able to participate in all investment opportunities or that investment opportunities will be allocated in a fair and equitable manner.
The Advisor’s officers and board members each serve in a dual capacity as officers and/or board members of the Advisor as well as officers and/or employees of John Hancock Life Insurance Company (U.S.A.) and/or one or more of its affiliates. These persons are shared with and provide services to the Advisor under a services agreement with John Hancock (which has a services agreement with one or more affiliated companies), but typically spend the majority of their time on activities for John Hancock or its affiliates. These persons are subject to the control of John Hancock or its affiliates and might take actions that are different from the actions that individuals who are not employed by John Hancock or its affiliates would take. The principal activity of certain of these persons is in each case providing investment advice or investment management-related services to affiliated or non-affiliated entities. These supervised persons receive a base salary and performance-based bonus which is based on a number of factors, including the performance of certain accounts of John Hancock that are independent of the investments made by the Advisor on behalf of its clients, which could present a conflict of interest. For example, certain officers of the Advisor, acting in their capacity as John Hancock employees, might review investments for John Hancock of the type in which the Advisor’s clients do not invest. If that asset class were performing better than asset classes in which the
Advisor’s clients do invest, the compensation of such supervised persons from that asset class would be higher and thus would incentivize such supervised persons to allocate more of their time and attention to that asset class. Additionally, potential material conflicts also include those relating to the allocation of investment opportunities as well as general preferential treatment for a proprietary account because of the portfolio manager or relevant investment staff’s economic and employment relationship with John Hancock and its affiliated insurance companies. These conflicts are mitigated by: each such supervised person’s responsibility to render services in the client’s best interest pursuant to the investment management or other agreement and the Advisor’s code of ethics and the Advisor’s Conflict of Interest and Investment Allocation Oversight Committee.
Possession of material non-public information, limiting the advisor’s investment discretion
Advisor personnel, including members of the Investment Committee, may serve as trustees of, or in a similar capacity with, portfolio companies in which the fund invests, the securities of which are purchased or sold on the fund’s behalf. In the event that material non-public information is obtained with respect to such companies, or the fund becomes subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, the fund could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on the fund.
Management fees
Even in the event the value of a shareholder’s investment declines, the Management Fee will still be payable to the Advisor. The Management Fee is calculated as a percentage of the value of the fund’s net assets. In addition, the Management Fee is payable regardless of whether the value of the fund’s net assets has decreased. Because the Management Fee is calculated on net assets, including uninvested cash, the Advisor may continue to collect a
Management Fee even if the fund fails to identify and make investments.
Limitation on Liability of the Advisor
The Investment Advisory Agreement provides that the Advisor, its officers, members and personnel, and any person controlling or controlled by the
Advisor will not be liable to the fund or its shareholders for acts or omissions performed in accordance with and pursuant to the Investment Advisory
Agreement, except those resulting from acts constituting gross negligence, willful misconduct, bad faith or reckless disregard of the duties that Advisor owes to the fund under the Investment Advisory Agreement. In addition, as part of the Investment Advisory Agreement, the fund has agreed to indemnify the Advisor and each of its officers, trustees, members, managers and employees from and against any claims or liabilities, including reasonable legal fees and other expenses reasonably incurred, arising out of or in connection with business and operations or any action taken or omitted on the fund’s behalf pursuant to authority granted by the Investment Advisory Agreement, except where attributable to gross negligence, willful misconduct, bad faith or reckless disregard of such person’s duties under the Investment Advisory Agreement. These protections may lead the Advisor to act in a riskier manner when acting on the fund’s behalf than it would when acting for its own account.
THE FOREGOING IS A SUMMARY OF CERTAIN SIGNIFICANT RISKS RELATING TO AN INVESTMENT IN THE FUND. THIS SUMMARY SHOULD NOT BE
INTERPRETED AS A REPRESENTATION THAT THE MATTERS REFERRED TO HEREIN ARE THE ONLY RISKS INVOLVED IN THIS INVESTMENT OR THAT THE
MAGNITUDE OF SUCH RISKS IS NECESSARILY EQUAL. PROSPECTIVE INVESTORS SHOULD READ THIS ENTIRE MEMORANDUM AND CONSULT WITH
THEIR OWN ADVISERS BEFORE DECIDING TO INVEST IN THE FUND.

Risks associated with the fund's investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks associated with the fund’s investments
Senior loans risk
The fund may be subject to greater levels of credit risk, call (or “prepayment”) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans typically represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds; however, senior loans are different from traditional high yield bonds in that they are typically senior to other obligations of the borrower and generally secured by the assets of the borrower. “Senior loans” may include second lien loans. While second lien loans are by nature subordinate to a primary lien, they are prioritized, and therefore senior, to junior and unsecured debt, such as structured notes and corporate bonds. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. In addition, the senior loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities.
Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular or no trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund.
Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan. Because of the risks involved in investing in senior loans, an investment in the fund should be considered speculative. Junior loans, which are secured, and unsecured subordinated loans, second lien loans and subordinate bridge loans, involve a higher degree of overall risk than senior loans of the same borrower due to the junior loan’s lower place in the borrower’s capital structure and, in some cases, their unsecured status.
Loans and other indebtedness; loan participations and assignments risk
Loan interests may take the form of (i) direct interests acquired during a primary distribution or (ii) assignments of, novations of or participations in all or a portion of a loan acquired in secondary markets. In addition to credit risk and interest rate risk, the fund’s exposure to loan interests may be subject to additional risks. For example, purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of the loan. If the fund does not receive scheduled interest or principal payments on such indebtedness, the fund’s share price and yield could be adversely affected. Loans that are fully secured offer the fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the fund could become part owner of any collateral if a loan is foreclosed, subjecting the fund to costs associated with owning and disposing of the collateral.
Investments in loans through a purchase of a loan or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the fund. For example, if a loan is foreclosed, the fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender, assignments may be arranged through private negotiations and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Certain loan participations may be structured in a manner designed to prevent purchasers of participations from being subject to the credit risk of the lender with respect to the participation, but even under such a structure, in the event of the lender’s insolvency, the lender's servicing of the participation may be delayed and the assignability of the participation impaired.
The fund may have difficulty disposing of loans and loan participations because to do so it will have to assign or sell such securities to a third party.
Because there is no liquid market for many such securities, the fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the fund to assign a value to these securities for purposes of valuing the fund’s portfolio.
To the extent the fund acquires loans, including bank loans, the fund may be subject to greater levels of credit risk, call (or “prepayment”) risk, settlement risk and liquidity risk than funds that do not invest in such securities. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities.
Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the fund may incur such costs in connection with loan transactions that are pursued by the fund but not ultimately consummated (so-called “broken deal costs”).
Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments.
These factors may result in the fund being unable to realize full value for the loans and/or may result in the fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the fund. Some loans may have extended trade settlement periods, including settlement periods of greater than 7 days, which may result in cash not being immediately available to the fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of the risks involved in investing in loans, an investment in the fund should be considered speculative.
The fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral.
Loans may not be considered “securities,” and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Because there is limited public information available regarding loan investments, the fund is particularly dependent on the analytical abilities of the fund’s portfolio managers. These issues may be particularly pronounced with respect to loans made to individuals.
Economic exposure to loan interests through the use of derivative transactions may involve greater risks than if the fund had invested in the loan interest directly during a primary distribution, through direct originations, or through assignments of, novations of or participations in a loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.
Subordinated liens on collateral risk
Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then, to the extent not repaid from the proceeds of the sale of the collateral, the fund will only have an unsecured claim against the company's remaining assets, if any.
The rights the fund may have with respect to the collateral securing the debt investments it makes with senior debt outstanding may also be limited pursuant to the terms of one or more inter-creditor agreements that the fund enters into with the holders of senior debt. Under such an inter-creditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. The fund may not have the ability to control or direct such actions, even if its rights are adversely affected.
Illiquid and restricted securities risk
Certain securities are considered illiquid or restricted due to a limited trading market, legal or contractual restrictions on resale or transfer, or are otherwise illiquid because they cannot be sold or disposed of in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Securities that have limitations on their resale are referred to as “restricted securities.” Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask price. Illiquidity may have an adverse impact on market price and the fund’s ability to sell particular securities when necessary to meet the fund’s liquidity needs or in response to a specific economic event. The fund may incur additional expense when disposing of illiquid or restricted securities, including all or a portion of the cost to register the securities.
Delayed funding loans and revolving credit facilities
The fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.
Variable and floating rate instruments risk
The fund may invest in floating rate debt instruments, including senior loans. Variable and floating rate instruments are instruments that pay interest at rates that adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). In addition to senior loans, variable and floating rate instruments may include, without limitation, instruments such as catastrophe and other event-linked bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-related and other asset-backed securities. Due to their variable or floating rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable or floating rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a variable or floating rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.
Changing distribution levels and return of capital risk
There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Interest-rate risk.

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security.
In response to certain economic conditions, including periods of high inflation, governmental authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. The fund may be subject to heightened interest rate risk when the Federal Reserve
Board (Fed) raises interest rates. Recent and potential future changes in government monetary policy may affect interest rates. It is difficult to accurately predict the timing, frequency or magnitude of potential interest rate increases or decreases by the Fed and the evaluation of macro-economic and other conditions that could cause a change in approach in the future. If the Fed and other central banks increase the federal funds rate and equivalent rates, such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
In certain market conditions, governmental authorities and regulators may considerably lower interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Credit quality risk.

Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.
Prepayment of principal risk.

Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Liquidity risk
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
Lower-rated and high-yield fixed-income securities risk
Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody’s Investors Service, Inc.
and BB and below by S&P Global Ratings and Fitch Ratings, as applicable) (also called junk bonds). The general risks of investing in these securities are as follows:
Risk to principal and income.

Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made.
Issuers of these securities may even go into default or become bankrupt.
Price volatility.

The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity.

The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on manager’s own credit analysis.

While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.
Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors
Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.
Inflation/Deflation risk
Inflation risk is the risk that the value of assets or income from the fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the credit of an investment and may make default more likely, which may result in a decline in the value of the fund’s portfolio.
Senior debt risk
Because it may invest in below-investment grade senior debt, the fund may be subject to greater levels of credit risk than funds that do not invest in such debt. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities or instruments. Additionally, if the issuer of senior debt prepays, the fund will have to consider reinvesting the proceeds in other senior debt or similar instruments that may pay lower interest rates.
Valuation risk
Investments are valued (at least) at the end of each calendar month. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value. The Board has designated the Advisor as the valuation designee to perform fair value functions for the fund in accordance with the Advisor’s valuation policies and procedures. In accordance with these policies and procedures, the Advisor values the fund’s investments at fair value as determined in good faith when market quotations are not readily available or are deemed to be unreliable. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. In connection with that determination, recommended portfolio valuations will be prepared in accordance with the Advisor’s valuation policy using valuations obtained from independent valuation firms and/or proprietary models depending on the availability of information on the fund’s assets and on the type of asset being valued. The Advisor, as valuation designee, is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters.
Because fair values, and particularly fair values of private securities and private companies, are inherently uncertain, they may fluctuate over short periods of time and are often based to a large extent on estimates, comparisons and qualitative evaluations of private information. The Advisor’s determinations of fair value may differ materially from the values that would have been determined if a ready market for these securities existed. This could make it more difficult for Investors to value accurately the fund’s portfolio investments and could lead to undervaluation or overvaluation of the fund’s interests. In addition, the valuation of these types of securities may result in substantial write-downs and earnings volatility.
Net asset value as of a particular date may be materially greater than or less than the value that would be realized if assets were to be liquidated as of such date. For example, if the fund were required to sell a certain asset or all or a substantial portion of its assets on a particular date, the actual price that the fund would realize upon the disposition of such asset or assets could be materially less than the value of such asset or assets as reflected in the fund’s net asset value. Volatile market conditions could also cause reduced liquidity in the market for certain assets, which could result in liquidation values that are materially less than the values of such assets as reflected in net asset value.
Equity securities risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, irregular and/or unexpected trading activity among retail investors, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.
Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.
The fund generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.
Growth investment style risk.

Certain equity securities (generally referred to as growth securities) are purchased primarily because a manager believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.
Value investment style risk.

Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the manager believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the manager to be underpriced or that the market may never come to recognize their fundamental value. A value security may not increase in price, as anticipated by the manager investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value securities also carries the risk that in certain markets, value securities will underperform growth securities. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to economic, political or regulatory conditions in foreign countries.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; bank failures; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.
Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
In response to certain economic conditions, including periods of high inflation, governmental authorities and regulators may respond with significant fiscal and monetary policy changes such as raising interest rates. The fund may be subject to heightened interest rate risk when the Federal Reserve
Board (Fed) raises interest rates. Recent and potential future changes in government monetary policy may affect interest rates. It is difficult to accurately predict the timing, frequency or magnitude of potential interest rate increases or decreases by the Fed and the evaluation of macro-economic and other conditions that could cause a change in approach in the future. If the Fed and other central banks increase the federal funds rate and equivalent rates, such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly.
In addition, if the Fed increases the target Fed funds rate, any such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the fund.
Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The imposition by the U.S. of import tariffs on goods from foreign countries and reciprocal tariffs levied on U.S. goods may lead to price volatility and instability in U.S. and global investment markets. Among other effects, tariffs may increase the cost of production for certain goods or reduce demand for products, which could affect the performance of the fund’s investments. It is not known whether, or to what extent, any tariff or other trade protections may affect the fund or its investments.
Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU, as the United Kingdom (UK) did in January of
2020 (commonly referred to as “Brexit”), or the EU dissolves, the global securities markets likely will be significantly disrupted.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of
Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead
Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support
Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Investment Companies
The fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds, ETFs, and BDCs). When making such an investment, the fund will be indirectly exposed to all the risks of such investment companies. In general, the investing funds will bear a pro rata portion of the other investment company’s fees and expenses, which will reduce the total return in the investing funds. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange and may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or at discounts to their NAVs. Others are continuously offered at NAV, but also may be traded in the secondary market.
In addition, the fund may invest in private investment funds, vehicles, or structures.
Exchange-Traded Funds.

The fund may invest in ETFs, which are a type of security bought and sold on a securities exchange. The fund could purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning shares of an ETF include the risks of directly owning the underlying securities and other instruments the ETF holds. A lack of liquidity in an ETF (e.g., absence of an active trading market) could result in the
ETF being more volatile than its underlying securities. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in the ETF’s shares trading at a significant premium or discount to its NAV. An ETF has its own fees and expenses, which are indirectly borne by the fund. The fund may also incur brokerage and other related costs when it purchases and sells ETFs. Also, in the case of passively-managed
ETFs, there is a risk that an ETF may fail to closely track the index or market segment that it is designed to track due to delays in the ETF’s implementation of changes to the composition of the index or other factors.
Business Development Companies.

A BDC is a less-common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs typically invest in and lend to small- and medium-sized private and certain public companies that may not have access to public equity markets to raise capital. BDCs invest in such diverse industries as health care, chemical and manufacturing, technology and service companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly traded companies. BDCs are unique in that at least 70% of their investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments issued by such portfolio companies, there is a
risk
that the issuer may default on its payments or declare bankruptcy.

Risks related to the fund's business and structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks related to the fund’s business and structure
Non-diversified risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. If a fund is not diversified within the meaning of the Investment Company Act of 1940, as amended, that means it is allowed to invest a large portion of assets in any one issuer or a small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are diversified.
Price declines in the corporate leveraged loan market
Conditions in the medium- and large-sized U.S. corporate debt market may experience disruption or deterioration in the future, which may cause pricing levels to decline or be volatile. As a result, the fund’s net asset value could decline through an increase in unrealized depreciation and incurrence of realized losses in connection with the sale of investments, which could have a material adverse impact on the fund’s business, financial condition and results of operations.
Competition for investments
A large number of entities, including private equity funds, commercial financing companies, registered investment companies, business development companies, and insurance companies, will compete with the fund to make the types of investments that it intends to target as a focus of its business strategy. Certain of these competitors may be substantially larger, have considerably greater financial, technical and marketing resources than the fund will have and offer a wider array of financial services. For example, some competitors may have a lower cost of funds or access to funding sources that are not available to the fund. The fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. There may be intense competition for financings or investments of the type the fund intends to make, and such competition may result in less favorable financing or investment terms than might otherwise exist. Furthermore, many of the fund’s competitors are not subject to the regulatory restrictions that the 1940
Act imposes on registered investment companies or the source of income, asset diversification and distribution requirements that funds must satisfy to maintain RIC status. There can be no assurance that there will be a sufficient number of attractive potential investments available to the fund to achieve target returns. In addition, some of the fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships. The competitive pressures the fund faces may have a material adverse effect on business, financial condition, results of operations and cash flows.
Broad authority for board action
The Board has the authority to modify or waive certain operating policies and strategies without prior notice (except as required by the 1940 Act) and without shareholder approval. The fund cannot predict the effect any changes to current operating policies and strategies would have on business, operating results and value of shares. Nevertheless, the effects may adversely affect business and impact the ability to make distributions.
Changes in law or regulation
Changes in the state and U.S. federal laws applicable to the fund, including changes to state and U.S. federal tax laws, or applicable to the Advisor and other securities in which the fund may invest, may negatively affect the fund’s returns. The fund may need to modify its investment strategy in the future in order to satisfy new regulatory requirements or to compete in a changed business environment.
Regulatory limitations on the use of futures and related options, interest rate floors, caps and collars and interest rate and currency swap contracts
The CFTC has adopted regulations that subject registered investment companies and/or their investment advisors to regulation by the CFTC if the registered investment company invests more than a prescribed level of its NAV in commodity futures, options on commodities or commodity futures, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) (“commodity interests”), or if the registered investment company markets itself as providing investment exposure to such commodity interests.
The Advisor has claimed an exclusion from CPO registration pursuant to CFTC Rule 4.5 with respect to the fund. To remain eligible for this exclusion, the fund must comply with certain limitations, including limits on trading in commodity interests, and restrictions on the manner in which the fund markets its commodity interests trading activities. These limitations may restrict the fund’s ability to pursue its investment strategy, increase the costs of implementing its strategy, increase its expenses and/or adversely affect its total return.
Legislative or other actions relating to taxes could have a negative effect
Legislative or other actions relating to taxes could have a negative effect on the fund. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Recently enacted tax reform legislation makes many changes to the Internal Revenue Code, including, among other things, significant changes to the taxation of business entities, the deductibility of interest expense, and the tax treatment of capital investment. The fund cannot predict with certainty how these or any other changes in the tax laws might affect the fund, investors, or the fund’s portfolio investments. Any additional new legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting the recent tax reform legislation or any other new legislation could significantly and negatively affect the fund’s ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to the fund and its investors of any such qualification, or could have other adverse consequences. Investors are urged to consult with their tax advisor regarding tax legislative, regulatory, or administrative developments and proposals and their potential effect on an investment in the fund’s securities.
Reliance on personnel
The fund’s success depends upon the diligence, skill and network of business contacts of the Advisor investment professionals. They will evaluate, negotiate, structure, close and monitor the fund’s investments in accordance with the terms of the Investment Advisory Agreement. There can be no assurance that the Advisor personnel will continue to be associated with the Advisor throughout the life of the fund. Advisor personnel, and any investment professionals that the Advisor may subsequently retain, will identify, evaluate, negotiate, structure, close, monitor and manage the fund’s investments. The fund’s future success will depend to a significant extent on the continued service and coordination of Advisor personnel. If the Advisor does not maintain its existing relationships with sources of investment opportunities and does not develop new relationships with other sources of investment opportunities, the Advisor may not be able to grow the fund’s investment portfolio. In addition, individuals with whom Advisor personnel have relationships are not obligated to provide the fund with investment opportunities. Therefore, the fund and the Advisor can offer no assurance that such relationships will generate investment opportunities for the fund.
The fund’s ability to achieve its investment objective will also depend on the Advisor’s ability to manage the fund and to grow its investments and earnings. This will depend, in turn, on the Advisor’s ability to identify, invest in and monitor portfolio companies that meet the fund’s investment criteria.
The achievement of the fund’s investment objective will depend upon the Advisor’s execution of the fund’s investment process, its ability to provide competent, attentive and efficient services, and, to a lesser extent, the fund’s access to financing on acceptable terms. The Advisor’s team of investment professionals will have substantial responsibilities in connection with the management of other investment funds, accounts and investment vehicles.
The personnel of the Advisor may be called upon to provide managerial assistance to portfolio companies. These activities may distract them from servicing new investment opportunities for the fund, or slow the fund’s rate of investment. Any failure to manage the fund’s business and future growth effectively could have a material adverse effect on business, financial condition, results of operations and cash flows.
Resignation of the investment advisor
Generally, the Advisor has the right, under the Investment Advisory Agreement, to resign at any time upon not less than 60 days’ written notice, regardless of whether the fund has found a replacement. If the Advisor resigns, the fund may not be able to find a new investment advisor or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 or 120 days, as applicable, or at all. If the fund is unable to do so quickly, operations are likely to experience a disruption, and the fund’s financial condition, business and results of operations as well as its ability to pay distributions are likely to be adversely affected, and the value of its shares may decline.
No assurance of cash distributions
Subject to the Board’s discretion and applicable legal restrictions, the fund expects to declare and pay distributions at least semi-annually. The fund expects to pay these distributions out of assets legally available for distribution. However, there are no assurances that the fund will achieve investment results that will allow it to make a targeted level of cash distributions or year-to-year increases in cash distributions. All distributions that are made will be at the discretion of the Board and will depend on the fund’s earnings, financial condition, maintenance of RIC status and other factors as the Board may deem to be relevant. The fund’s ability to pay distributions might be adversely affected by the impact of the risks described herein. There can be no assurances that the fund will pay distributions to shareholders in the future.
In certain cases, the fund may recognize income before or without receiving the accompanying cash. Depending on the amount of noncash income, this could result in difficulty satisfying the annual distribution requirement applicable to RICs. Accordingly, the fund may have to sell some investments at times the fund would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet these distribution requirements.
Limited liquidity
There is currently no public market for the fund’s shares, and a market for the fund’s shares will never develop. The fund’s shares are not registered under the 1933 Act, or any state securities law and are restricted as to transfer by law and the terms of the charter. Shareholders generally may not sell, assign or transfer shares without prior written consent of the Advisor, which the Advisor may grant or withhold in its sole discretion. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their shares. Shareholders must be prepared to bear the economic risk of an investment in the fund’s shares for an indefinite period of time.
Preferred stock could be issued
Under the terms of the Fund Agreement, the Board is authorized, to the fullest extent permitted by the 1940 Act, to authorize the fund to issue shares of preferred stock in one or more classes or series without shareholder approval. The Board, subject to the terms of any class or series of stock outstanding at the time, is required to set the preferences, conversion, and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series, including preferred stock with terms that might adversely affect the interest of existing shareholders.
Natural disasters, adverse weather conditions, and climate change
Certain areas of the world may be exposed to adverse weather conditions, such as major natural disasters and other extreme weather events, including hurricanes, earthquakes, typhoons, floods, tidal waves, tsunamis, volcanic eruptions, wildfires, droughts, windstorms, coastal storm surges, heat waves, and rising sea levels, among others. Some countries and regions may not have the infrastructure or resources to respond to natural disasters, making them more economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on the fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions also may have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.
Climate change, which is the result of a change in global or regional climate patterns, may increase the frequency and intensity of such adverse weather conditions, resulting in increased economic impact, and may pose long-term risks to a fund’s investments. The future impact of climate change is difficult to predict but may include changes in demand for certain goods and services, supply chain disruption, changes in production costs, increased legislation, regulation, international accords and compliance-related costs, changes in property and security values, availability of natural resources and displacement of peoples.
Legal, technological, political and scientific developments regarding climate change may create new opportunities or risks for issuers in which the fund invests. These developments may create demand for new products or services, including, but not limited to, increased demand for goods that result in lower emissions, increased demand for generation and transmission of energy from alternative energy sources and increased competition to develop innovative new products and technologies. These developments may also decrease demand for existing products or services, including, but not limited to, decreased demand for goods that produce significant greenhouse gas emissions and decreased demand for services related to carbon based energy sources, such as drilling services or equipment maintenance services.
Operational and cybersecurity risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices
(such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Risks related to RICs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks related to RICs
The fund will be subject to
corporate
-level U.S. federal income
tax
if it is unable to qualify as a RIC
Although the fund intends to qualify and elect to be treated as a RIC as soon as practicable, no assurance can be given that it will be able to qualify for and maintain qualification as a RIC. To obtain and maintain qualification as a RIC, the fund must meet the following source-of-income, asset diversification, and distribution requirements.
The income source requirement will be satisfied if the fund obtains at least 90% of gross income for each year from dividends, interest, foreign currency, payments with respect to loans of certain securities, gains from the sale of stock or other securities, net income from certain “qualified publicly traded partnerships,” or similar sources.
The asset diversification requirement will be satisfied if the fund meets certain asset diversification requirements at the end of each quarter of its taxable year. Failure to meet those requirements may result in the fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of its investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses. The fund may have difficulty satisfying the diversification requirement during its ramp-up phase until it has a portfolio of investments.
The annual distribution requirement will be satisfied if the fund distributes to shareholders on an annual basis at least 90% of net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses and 90% of its net exempt interest income, if any. Because the fund may use debt financing, it is subject to certain asset coverage ratio requirements under the 1940 Act and financial covenants under loan and credit agreements that could, under certain circumstances, restrict the fund from making distributions necessary to satisfy the distribution requirement. If the fund is unable to obtain cash from other sources, it could fail to qualify as a RIC.
If the fund fails to qualify as a RIC for any reason and therefore becomes subject to corporate income tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of distributions.
The fund may have difficulty paying its required distributions if it recognizes income before or without receiving cash representing such income
For U.S. federal income tax purposes, the fund will include in its taxable income certain amounts that it has not yet received in cash, such as original issue discount, which may arise if it receives warrants in connection with the origination of a loan or possibly in other circumstances, or contractual
“payment-in-kind,” or PIK, interest, which represents contractual interest added to the loan balance and due at the end of the loan term. Such original issue discount or increases in loan balances as a result of contractual PIK arrangements will be included in the fund’s taxable income before it receives any corresponding cash payments. The fund also may be required to include in taxable income certain other amounts that it will not receive in cash.
Since, in certain cases, it may recognize taxable income before or without receiving corresponding cash payments, it may have difficulty meeting the annual distribution requirement necessary to maintain its qualification as a RIC. Accordingly, to satisfy RIC distribution requirements, it may have to sell some investments at times or at prices it would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities. If the fund is not able to obtain cash from other sources, it may fail to qualify for tax treatment as a RIC and thus become subject to corporate-level U.S. federal income tax.
The fund’s investments may include original-issue-discount instruments and contractual PIK-interest arrangements. To the extent original issue discount or PIK-interest constitutes a portion of the fund’s income, the fund is exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following:
●
The higher interest rates of original issue discount and PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and original issue discount and PIK instruments generally represent a significantly higher credit risk than coupon loans.
●
Even if the accounting conditions for income accrual are met, the borrower could still default when actual collection is supposed to occur at the maturity of the obligation.
●
Original issue discount and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Original issue discount and PIK income may also create uncertainty about the source of cash distributions.
●
To the extent the fund provides loans with interest-only payments or moderate loan amortization, the majority of the principal payment or amortization of principal may be deferred until loan maturity. Because this debt generally allows the borrower to make a large lump-sum payment of principal at the end of the loan term, there is a risk of loss if the borrower is unable to pay the lump sum or refinance the amount owed at maturity.
●
For accounting purposes, any cash distributions to shareholders representing original issue discount and PIK-income are not treated as coming from paid-in capital, even though the cash to pay them comes from offering proceeds. As a result, despite the fact that a distribution representing original issue discount and PIK-income could be paid out of amounts invested by shareholders, the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.
●
An election to defer PIK interest payments by adding them to principal increases the fund’s gross assets and, thus, increases future base management fees to the Advisor and, because interest payments will then be payable on a larger principal amount, the PIK election also increases the Advisor’s future income incentive fees at a compounding rate.
●
Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash.
●
The deferral of interest on a PIK loan increases its loan-to-value ratio, which is a measure of the riskiness of a loan.
●
OID creates the risk of non-refundable cash payments to the Advisor based on non-cash accruals that may never be realized.
●
The required recognition of OID, including PIK, interest for U.S. federal income tax purposes may have a negative impact on liquidity, because it represents a non-cash component of the fund’s taxable income that must, nevertheless, be distributed to investors to avoid it being subject to corporate level taxation.
●
Use of PIK and OID securities may provide certain benefits to the fund's advisor including increasing management fees and incentive compensation.
●
The fund may be required under the tax laws to make distributions of OID income to shareholders without receiving any cash. Such required cash distributions may have to be paid from offering proceeds of the sale of fund assets.
Distribution and asset coverage ratio requirements may impact fund’s ability to grow
In order for the fund to obtain and maintain RIC tax treatment, among other things, it is required to distribute at least 90% of the sum of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses and 90% of its net exempt interest income, if any. As a result, these earnings will not be available to fund new investments, and the fund will need additional capital to fund growth in its investment portfolio. If the fund fails to obtain additional capital, it could be forced to curtail or cease new investment activities, which could adversely affect business, operations and results.
Unrealized depreciation on the fund’s loan portfolio may be an indication of future realized losses and reduction in income available for distribution
As a registered closed-end management investment company, the fund is required to carry investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Advisor as the Board’s valuation designee. Decreases in the market values or fair values of the fund’s investments are recorded as unrealized depreciation. Any unrealized losses in the fund’s portfolio could be an indication of an issuer’s inability to meet its repayment obligations with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of income available for distribution or to make payments on other obligations in future periods.
If the fund’s distributions exceed the fund’s taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to shareholders. However, a return of capital distribution will reduce a shareholder’s cost basis in shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those shares are sold or otherwise disposed of.
Limits on transactions with affiliates
The fund is prohibited under the 1940 Act from participating in certain transactions with certain affiliates without the prior approval of a majority of the independent members of the Board and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the fund’s outstanding voting securities will be its affiliate for purposes of the 1940 Act, and the fund will generally be prohibited from buying or selling any securities from or to such affiliate, absent the prior approval of the Board. The 1940 Act also prohibits certain “joint” transactions with certain affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of the Board and, in some cases, the
SEC. If a person acquires more than 25% of the fund’s voting securities, the fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons absent the prior approval of the SEC. Similar restrictions limit the fund’s ability to transact business with its officers or trustees or their affiliates. The fund has received an exemptive order from the
SEC that allows it, subject to the satisfaction of certain conditions, to enter into transactions with certain affiliates. These restrictions may limit the scope of investment opportunities that would otherwise be available.
Payments to financial intermediaries
The Advisor or its affiliates have arrangements with a number of financial intermediaries who present commercial real estate loan investment opportunities. Typically, these arrangements result in the referring institution being paid an ongoing sub-servicing fee for the duration of the loan. In these circumstances, the fund and other participating accounts investing in the loan are each obligated to pay (or reimburse to the Advisor or its affiliates) their pro rata portion of the ongoing fee. These arrangements result in others being compensated for a portion of loan servicing activities for which the Advisor receives servicing compensation from its clients. However, the Advisor believes these arrangements are beneficial in generating investment opportunities which would not otherwise be made available to clients or the Advisor’s affiliates.

Risks related to the investment advisor [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks related to the investment advisor
Conflicts related to obligations the advisor has to other clients
Certain Advisor personnel serve, or may serve, as officers, trustees, members, or principals of entities that operate in the same or a related line of business as the fund does, or of investment funds, accounts, or investment vehicles managed by the Advisor or affiliates of the Advisor. Similarly, the
Advisor may have other clients with similar, different or competing investment objectives. In serving in these multiple capacities, the Advisor and certain personnel may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the best interests of the fund or its shareholders. In addition, in accordance with its obligations under the 1940 Act, the Advisor intends to agree to allow certain shareholders the opportunity to participate in certain investment opportunities that the fund may decide to participate in. The Advisor intends to allocate any investment opportunities in a fair and equitable manner; however, there is no assurance that that the fund will be able to participate in all investment opportunities or that investment opportunities will be allocated in a fair and equitable manner.
The Advisor’s officers and board members each serve in a dual capacity as officers and/or board members of the Advisor as well as officers and/or employees of John Hancock Life Insurance Company (U.S.A.) and/or one or more of its affiliates. These persons are shared with and provide services to the Advisor under a services agreement with John Hancock (which has a services agreement with one or more affiliated companies), but typically spend the majority of their time on activities for John Hancock or its affiliates. These persons are subject to the control of John Hancock or its affiliates and might take actions that are different from the actions that individuals who are not employed by John Hancock or its affiliates would take. The principal activity of certain of these persons is in each case providing investment advice or investment management-related services to affiliated or non-affiliated entities. These supervised persons receive a base salary and performance-based bonus which is based on a number of factors, including the performance of certain accounts of John Hancock that are independent of the investments made by the Advisor on behalf of its clients, which could present a conflict of interest. For example, certain officers of the Advisor, acting in their capacity as John Hancock employees, might review investments for John Hancock of the type in which the Advisor’s clients do not invest. If that asset class were performing better than asset classes in which the
Advisor’s clients do invest, the compensation of such supervised persons from that asset class would be higher and thus would incentivize such supervised persons to allocate more of their time and attention to that asset class. Additionally, potential material conflicts also include those relating to the allocation of investment opportunities as well as general preferential treatment for a proprietary account because of the portfolio manager or relevant investment staff’s economic and employment relationship with John Hancock and its affiliated insurance companies. These conflicts are mitigated by: each such supervised person’s responsibility to render services in the client’s best interest pursuant to the investment management or other agreement and the Advisor’s code of ethics and the Advisor’s Conflict of Interest and Investment Allocation Oversight Committee.
Possession of material non-public information, limiting the advisor’s investment discretion
Advisor personnel, including members of the Investment Committee, may serve as trustees of, or in a similar capacity with, portfolio companies in which the fund invests, the securities of which are purchased or sold on the fund’s behalf. In the event that material non-public information is obtained with respect to such companies, or the fund becomes subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, the fund could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on the fund.
Management fees
Even in the event the value of a shareholder’s investment declines, the Management Fee will still be payable to the Advisor. The Management Fee is calculated as a percentage of the value of the fund’s net assets. In addition, the Management Fee is payable regardless of whether the value of the fund’s net assets has decreased. Because the Management Fee is calculated on net assets, including uninvested cash, the Advisor may continue to collect a
Management Fee even if the fund fails to identify and make investments.
Limitation on Liability of the Advisor
The Investment Advisory Agreement provides that the Advisor, its officers, members and personnel, and any person controlling or controlled by the
Advisor will not be liable to the fund or its shareholders for acts or omissions performed in accordance with and pursuant to the Investment Advisory
Agreement, except those resulting from acts constituting gross negligence, willful misconduct, bad faith or reckless disregard of the duties that Advisor owes to the fund under the Investment Advisory Agreement. In addition, as part of the Investment Advisory Agreement, the fund has agreed to indemnify the Advisor and each of its officers, trustees, members, managers and employees from and against any claims or liabilities, including reasonable legal fees and other expenses reasonably incurred, arising out of or in connection with business and operations or any action taken or omitted on the fund’s behalf pursuant to authority granted by the Investment Advisory Agreement, except where attributable to gross negligence, willful misconduct, bad faith or reckless disregard of such person’s duties under the Investment Advisory Agreement. These protections may lead the Advisor to act in a riskier manner when acting on the fund’s behalf than it would when acting for its own account.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	197 Clarendon Street C-03
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
Contact Personnel Name	E. David Pemstein

[1]	The Fund will pay the Advisor a performance fee if certain targets are met. The Fund may have gains that could result in the payment of a performance fee during certain periods. However, the performance fee is based on the Fund meeting certain targets and will not be paid unless the Fund achieves those targets. The performance fee is described below under “Management of the fund.”
[2]	Other expenses have been estimated based on the fund’s first year of operations and include an estimated 0.27% for offering and organizational fees.